Consolidated Statement of Comprehensive Income - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Comprehensive Income
Interest income calculated using effective interest method		kr 6,563	kr 4,264	kr 4,960
Other interest income		166	(1,545)	(852)
Interest expenses		(4,550)	(812)	(2,162)
Net interest income		2,179	1,907	1,946
Net fee and commission expense		(31)	(29)	(42)
Net results of financial transactions		69	56	83
Total operating income		2,217	1,934	1,987
Personnel expenses		(402)	(359)	(347)
Other administrative expenses		(216)	(231)	(198)
Depreciation and impairment of non-financial assets		(94)	(80)	(51)
Total operating expenses		(712)	(670)	(596)
Operating profit before credit losses		1,505	1,264	1,391
Net credit losses		(34)	41	(153)
Operating profit		1,471	1,305	1,238
Tax expenses		(305)	(271)	(270)
Net profit	[1]	1,166	1,034	968
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges		(122)
Tax on items to be reclassified to profit or loss		25
Net items to be reclassified to profit or loss		(97)
Items not to be reclassified to profit or loss
Own credit risk		99	(24)	18
Revaluation of defined benefit plans		43	24	1
Tax on items not to be reclassified to profit or loss		(30)	0	(5)
Net items not to be reclassified to profit or loss		112	0	14
Total other comprehensive income		15	0	14
Total comprehensive income	[1]	kr 1,181	kr 1,034	kr 982
Basic earnings per share (in SEK per share)	[2]	kr 292	kr 259	kr 243
Diluted earnings per share (in SEK per share)	[2]	kr 292	kr 259	kr 243

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The average number of shares in 2022 amounted to 3,990,000 (2021: 3,990,000).